Accounts Payable and Accrued Liabilities - Summary of Detailed Information About Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Trade payables and accrued liabilities	$ 395	$ 416	$ 452
Accrued dividend payable	3	2	2
Cash-settled share-based payments	15	6	10
Total accounts payable and accrued liabilities	$ 413	$ 424	$ 464